Note 18 - Other Revenues - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	€ 39,183	€ 35,746	€ 35,611
Licenses and Others [Member]
Revenues	19	60	32
Product and Service, Other [Member]
Revenues	€ 19	€ 60	€ 32